Offerings	Oct. 31, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Maximum Aggregate Offering Price	$ 275,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 42,102.50
Offering Note	The deferred compensation obligations are unsecured obligations of AbbVie Inc. (the "Registrant") to pay deferred compensation in the future pursuant to the terms of the AbbVie Deferred Compensation Plan (the "DCP"). The maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) of the Securities Act of 1933, as amended (the "Securities Act"), based upon an estimate of the amount of compensation participants may defer under the DCP.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Maximum Aggregate Offering Price	$ 75,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,482.50
Offering Note	The deferred compensation obligations are unsecured obligations of the Registrant to pay deferred compensation in the future pursuant to the terms of the AbbVie Deferred Compensation Plan Plus (the "DCP Plus"). The maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) of the Securities Act, based upon an estimate of the amount of compensation participants may defer under the DCP Plus.